3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Assumptions
Assumptions	2012	2011
Risk-free rate	0.77%	2.12%
Annual rate of dividends	––	––
Historical volatility	103.02%	92.91%
Expected life	6.7 years	6.0 years